Acquisition of Liberty Dialysis Holdings (Tables)	3 Months Ended
Mar. 31, 2012
Business Acquisition, Date of Acquisition [Abstract]
Acquisition [Text Block]
Assets held for sale	$153,259
Trade accounts receivable	155,242
Other current assets	34,501
Property, plant and equipment	180,600
Intangible assets and other assets	90,411
Goodwill	2,032,213
Accounts payable, accrued expenses and other current liabilities	(143,313)
Income tax payable and deferred taxes	(64,696)
Short-term borrowings and other financial liabilities and long-term debt and capital lease obligations	(58,079)
Other liabilities	(34,800)
Noncontrolling interests (subject and not subject to put provisions)	(183,900)

Total acquisition cost	$2,161,438

Less, at fair value, non-cash contributions
Investment at acquisition date	(189,000)
Long-term Notes Receivable	(279,793)
Total non-cash items	(468,793)

Net Cash paid	$1,692,645

Net revenues	$82,945
Operating Income	$4,393
Net Income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$(2,831)